Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement
REVENUES	$ 2,692,934	$ 1,741,256	$ 8,770,974	$ 5,395,232	$ 9,966,073	$ 5,315,664
COST OF SALES	1,552,448	1,226,090	5,829,252	3,618,231	6,383,645	2,838,277
GROSS PROFIT	1,140,486	515,166	2,941,722	177,001	3,582,428	2,477,387
OPERATING EXPENSES
Depreciation and amortization	686,892	614,272	1,895,574	1,861,522	2,541,961	1,209,769
General and administrative	5,397,669	2,478,668	13,557,064	6,862,379	12,311,157	14,434,071
Total Operating Expenses	6,094,561	3,092,940	15,452,638	8,723,901	14,853,118	15,643,840
LOSS FROM OPERATIONS	(4,954,075)	(2,577,774)	(12,510,916)	(6,946,900)	(11,270,690)	(13,166,453)
OTHER INCOME (EXPENSE)
Gain (loss) on derivative valuation		975,263		1,344,679	2,037,325	(749,166)
Other income	132		132		1	957
Interest expense	(114,409)	(31,138)	(412,225)	(74,984)	(185,970)	(49,324)
Loss on settlement of license					(164,667)
Gain (loss) on settlement of debt	390		637,487		(23,133)
Liquidated damages expense						(55,000)
Total Other Income (Expense)	(113,887)	944,125	225,394	1,269,695	1,663,556	(852,533)
LOSS BEFORE INCOME TAXES	(5,097,962)	(1,633,649)	(12,285,522)	(5,677,205)	(9,607,134)	(14,018,986)
INCOME TAX EXPENSE
NET LOSS	(5,097,962)	(1,633,649)	(12,285,522)	(5,677,205)	(9,607,134)	(14,018,986)
PREFERRED DIVIDENDS	(1,397,410)	(243,821)	(2,055,751)	(481,948)	(545,020)	(89,357)
NET LOSS ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ (6,465,372)	$ (1,877,470)	$ (14,371,273)	$ (6,159,153)	$ (10,152,154)	$ (14,108,343)
BASIC AND DILUTED LOSS PER SHARE	$ (0.11)	$ (0.09)	$ (0.41)	$ (0.30)	$ (0.51)	$ (0.93)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING BASIC AND DILUTED	45,140,963	19,014,439	30,138,004	18,688,056	18,961,099	15,109,401